Accounts payable - Summary of trade and other payables (Detail) - HKD ($)	Jun. 30, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Clients' payables	$ 3,856,366	$ 146,917
Payables to clearing house and brokers	78,897,795	8,590,241
Payables to insurance companies	11,394,545	0
Clients' monies held on trust	93,827,661	146,283,760
Payables to suppliers of fashion, media advertising and marketing services	94,486,888	0
Accounts payable	$ 282,463,255	$ 155,020,918